November 26, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:        BNY Mellon Stock Funds (the "Registrant")

-BNY Mellon International Core Equity Fund

1933 Act File No.:  33-15939

1940 Act File No.: 811-05245

CIK No.: 0000818972

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended September 30, 2024.

Please direct any questions or comments to the attention of the undersigned at 412-236-3018.

Sincerely yours,

/s/ Nicole B. Evoy
Nicole B. Evoy
Associate, Paralegal II

Enclosure